Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of changes in the carrying amount of goodwill [Abstract]
Beginning balance	¥ 274,567	¥ 302,158
Decrease during the year	(6,002)	(27,591)
Goodwill	¥ 268,565	¥ 274,567